Business Combinations	6 Months Ended
Jun. 30, 2020
Business Combinations [Abstract]
Business Combinations

Note 13 – Business Combinations

As stated in Note 1, we consummated the merger of SBG on March 31, 2020 which was accounted for as a reverse merger.

The value of our merger was approximately $9.2 million based on the valuation of the SBG equity on the date of consummation.

The following summarizes our allocation of the purchase price for the acquisition:

Cash and cash equivalents	$72,442
Accounts receivable	$311,586
Inventory	$21,415
Property and equipment	$38,110
Goodwill	$9,448,832
Accounts payable, accrued expenses and other liabilities	$719,221
Purchase price	$9,173,164